GOODWILL AND INTANGIBLE ASSETS - Summary of Amortization Expense (Details)	Mar. 31, 2026 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Remainder of 2026	$ 398,457
2027	531,275
2028	531,275
2029	531,275
2030	531,275
Thereafter	276,411
Total	$ 2,799,968